ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Text Block [Abstract]
Schedule of Accrued Expenses and Other Liabilities

	December 31,
	2017	2016
Income taxes payable	$—	$5,464
Accrued products and licenses costs	70,252	54,364
Marketing expenses payable	16,373	20,771
Legal accrual	53,607	55,530
Other accrued expenses	36,336	39,446

	$176,568	$175,575